Schedule of intangible assets by country (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 2,877,299	R$ 2,828,691
Brazil member
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,526,999	2,517,470
Mexico member
Disclosure of detailed information about intangible assets [line items]
Intangible assets	304,624	259,822
United states of america member
Disclosure of detailed information about intangible assets [line items]
Intangible assets	24,404	25,156
Germany member
Disclosure of detailed information about intangible assets [line items]
Intangible assets	21,253	26,211
Other member
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 19	R$ 32